Acquisitions - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended				1 Months Ended
	Jul. 29, 2010	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012 Laboratory services	Oct. 14, 2011 Abgent Inc. and its subsidiaries	Dec. 31, 2012 Abgent Inc. and its subsidiaries	Dec. 31, 2012 Abgent Inc. and its subsidiaries Laboratory services	Sep. 30, 2012 Abgent Inc. and its subsidiaries Laboratory services	Oct. 31, 2011 Medkey	Oct. 31, 2011 Medkey Laboratory services	Mar. 30, 2011 Chemdepo, Inc.	Mar. 30, 2011 Chemdepo, Inc. Laboratory services	Jul. 29, 2010 General and administrative expenses	Jul. 29, 2010 Other Income
Business Acquisition [Line Items]
Termination fee received	$ 30,000,000													$ 5,000,000	$ 25,000,000
Business acquisition, purchase price						12,100,000				4,100,000		1,400,000
Cash payment						8,800,000				3,400,000
Contingent cash consideration fair value						3,300,000				700,000
Contingent cash consideration						5,000,000
Contingent cash consideration payment period						2 years				2 years
Goodwill						7,927,000		7,900,000	7,900,000	1,617,000	1,600,000	712,000	700,000
Deferred tax asset				480,000
Goodwill Impairment		$ 1,700,000	$ 1,661,000		$ 1,661,000		$ 1,700,000